Consolidated Statements of Changes In Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Changes In Equity [Abstract]
Net of issue expenses	$ 449	$ 784	$ 469